Accounts Receivable	6 Months Ended
Mar. 31, 2026
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE
5.	ACCOUNTS RECEIVABLE

Accounts receivable, net consist of the following:

	September 30, 2025	March 31, 2026
	RMB	RMB
	(audited)	(unaudited)
Accounts receivable	23,496	23,003
Less: Allowance for credit losses	41	261
Total accounts receivable, net	23,455	22,742

Movements of allowance for credit losses are as follows:

	September 30, 2025	March 31, 2026
	RMB	RMB
	(audited)	(unaudited)
Opening balance	191	41
Write offs	(150)	—
Allowance for expected losses	—	220
Ending balance	41	261